NUVEEN LARGE CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED APRIL 13, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	Effective immediately, Anthony R. Burger is no longer a portfolio manager for Nuveen Large Cap Select Fund and Evan F. Staples is added as a portfolio manager for the fund. David A. Chalupnik will continue to serve as portfolio manager for the fund.

Evan F. Staples, CFA, entered the financial services industry in 2005. He has been a Portfolio Manager/Analyst at Nuveen Asset Management since 2017. Prior to that he was a Vice President and Senior Research Analyst for the Mid- and Large-Cap Equity Team since joining the firm in 2011.

2.	Effective immediately, David F. Johnson and Andrew O. Rem are added as portfolio managers for Nuveen Small Cap Value Fund. Karen L. Bowie will continue to serve as portfolio manager for the fund.

David F. Johnson, CFA, entered the financial services industry in 1990. He has been a Portfolio Manager/Analyst at Nuveen Asset Management since 2017. Prior to that he was a Vice President and Senior Research Analyst for the Small Cap Value Team since joining the firm in 2011.

Andrew O. Rem, CFA, entered the financial services industry in 1997. He has been a Portfolio Manager/Analyst at Nuveen Asset Management since 2017. Prior to that he was a Vice President and Senior Research Analyst for the Small Cap Value Team since joining the firm in 2011.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-STK2P-0417P

NUVEEN LARGE CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED APRIL 13, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

1.	Effective immediately, Anthony R. Burger is no longer a portfolio manager for Nuveen Large Cap Select Fund and Evan F. Staples is added as a portfolio manager for the fund. David A. Chalupnik will continue to serve as portfolio manager for the fund.

2.	Effective immediately, David F. Johnson and Andrew O. Rem are added as portfolio managers for Nuveen Small Cap Value Fund. Karen L. Bowie will continue to serve as portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STK2SAI-0417P